Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 35,052,877
Ending balance	34,369,465	$ 35,052,877
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,931,961
Ending balance	27,979,118	27,931,961
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,247,708
Ending balance	2,185,483	2,247,708
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,277,453
Ending balance	2,036,268	2,277,453
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,574
Ending balance	154,844	153,574
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,189,216
Ending balance	838,517	1,189,216
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,252,946
Ending balance	1,175,209	1,252,946
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19
Ending balance	26	19
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,061,701	41,583,713
Increases	2,691,820	7,862,032
Decreases	1,022,460	7,384,044
Ending balance		42,061,701
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 29,821,961	$ 27,620,633
Total life estimated in years	50 years	50 years
Increases	$ 678,094	$ 2,352,622
Decreases	25,227	151,294
Ending balance		29,821,961
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,682,851	$ 3,437,685
Total life estimated in years	10 years	10 years
Increases	$ 308,616	$ 724,740
Decreases	782	479,574
Ending balance		3,682,851
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,861,732	$ 7,645,815
Total life estimated in years	5 years	5 years
Increases	$ 630,516	$ 860,294
Decreases	106	3,644,377
Ending balance		4,861,732
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 837,976	$ 830,915
Total life estimated in years	5 years	5 years
Increases	$ 80,942	$ 133,984
Decreases	62,807	126,923
Ending balance		837,976
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,189,216	2,046,200
Increases	465,125	1,979,389
Decreases	815,824	2,836,373
Ending balance		$ 1,189,216
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,665,298
Total life estimated in years	5 years	5 years
Increases	$ 528,499	$ 1,810,801
Decreases	117,714	145,503
Ending balance		1,665,298
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,667	2,465
Increases	28	202
Ending balance		2,667
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,008,824	9,029,923
Decreases	103,952	4,342,964
Depreciation	2,456,724	2,321,865
Ending balance	9,361,596	7,008,824
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,890,000	1,474,810
Decreases	12,096	118,384
Depreciation	617,806	533,574
Ending balance	2,495,710	1,890,000
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,435,143	1,602,518
Decreases	28	477,285
Depreciation	370,087	309,910
Ending balance	1,805,202	1,435,143
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,584,279	5,283,492
Decreases	45	3,640,537
Depreciation	871,640	941,324
Ending balance	3,455,874	2,584,279
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	684,402	666,680
Decreases	58,325	65,487
Depreciation	75,190	83,209
Ending balance	701,267	684,402
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	412,352
Decreases	33,458	41,271
Depreciation	521,980	453,623
Ending balance	900,874	412,352
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,648	2,423
Depreciation	21	225
Ending balance	$ 2,669	$ 2,648